Note 4 - Property and Equipment (Details) - Property and Equipment (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 2,399,037	$ 2,486,144
Less accumulated depreciation and amortization		(1,495,877)	(1,199,029)
Total property and equipment, net	559,380	903,160	1,287,115
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,081,056	1,044,969
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		106,054	105,376
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		157,236	157,236
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		134,285	114,786
Loaned Systems [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 920,406	$ 1,063,777